Shareholders’ Equity - Schedule of Options Granted (Details) - Stock Option [Member] - $ / shares		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Share Options, Balance	3,075,935	4,288,466	4,590,712	3,718,621
Weighted Average Exercise Price Per Share, Balance	$ 2.55	$ 1.99	$ 1.76	$ 2.07
Weighted Average Remaining Contractual Term (in years), Balance	7 years 9 months 18 days	6 years 18 days	7 years 5 months 4 days	7 years 4 months 28 days
Number of Share Options, Exercisable at the end of year		3,047,022
Weighted Average Exercise Price Per Share, Exercisable at the end of year		$ 2.22
Weighted Average Remaining Contractual Term (in years), Exercisable at the end of year		5 years 4 months 9 days
Number of Share Options, Granted			1,087,078	1,157,940
Weighted Average Exercise Price Per Share, Granted			$ 0.86	$ 1.29
Number of Share Options, Expired		(150,586)	(67,162)	(89,194)
Weighted Average Exercise Price Per Share, Expired		$ 2.34	$ 3.53	$ 2.48
Number of Share Options, Forfeited		(151,660)	(147,825)	(319,810)
Weighted Average Exercise Price Per Share, Forfeited		$ 1.43	$ 1.89	$ 2.42
Number of Share Options, Exercised				(106,250)
Weighted Average Exercise Price Per Share, Exercised				$ 2.87